BNY Mellon Dynamic Value ETF
Statement of Investments
January 31, 2025 (Unaudited)
Description Shares Value ($)
C ommon Stocks – 99.1%
Automobiles & Components – 0.8%
General Motors Co. 2,779 137,449
Banks – 9.7%
Bank of America Corp. 11,083 513,143
First Horizon Corp. 11,339 248,211
JPMorgan Chase & Co. 2,220 593,406
The PNC Financial Services Group, Inc. 1,020 204,969
1,559,729
Capital Goods – 8.4%
3M Co. 820 124,804
AMETEK, Inc. 989 182,530
GE Vernova, Inc. 350 130,508
Honeywell International, Inc. 841 188,148
Howmet Aerospace, Inc. 1,527 193,288
Hubbell, Inc., Class B 806 340,946
Johnson Controls International PLC 2,520 196,560
1,356,784
Commercial & Professional Services – 1.7%
CACI International, Inc., Class A
(a)
187 72,230
KBR, Inc. 1,316 71,617
Veralto Corp. 1,248 129,031
272,878
Consumer Discretionary Distribution & Retail – 0.7%
Best Buy Co., Inc. 1,240 106,466
Consumer Durables & Apparel – 0.5%
Skechers USA, Inc., Class A
(a)
1,127 84,908
Consumer Services – 2.5%
Las Vegas Sands Corp. 5,155 236,254
Royal Caribbean Cruises Ltd. 607 161,826
398,080
Energy – 7.8%
Diamondback Energy, Inc. 1,182 194,273
EQT Corp. 7,084 362,134
Hess Corp. 1,355 188,386
Marathon Petroleum Corp. 1,283 186,946
Phillips 66 2,718 320,371
1,252,110
Financial Services – 11.7%
Berkshire Hathaway, Inc., Class B
(a)
1,609 754,090
Capital One Financial Corp. 1,255 255,656
CME Group, Inc., Class A 737 174,315
Intercontinental Exchange, Inc. 760 121,471
The Goldman Sachs Group, Inc. 643 411,777
Voya Financial, Inc. 2,461 174,707
1,892,016
Food, Beverage & Tobacco – 1.7%
Philip Morris International, Inc. 2,097 273,029
Health Care Equipment & Services – 11.1%
Alcon, Inc. AG 2,469 224,901
Baxter International, Inc. 7,452 242,637
Becton, Dickinson and Company 666 164,902
Edwards Lifesciences Corp.
(a)
1,509 109,327
Labcorp Holdings, Inc. 744 185,851

Statement of Investments
(continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Health Care Equipment & Services – 11.1% (continued)
Medtronic PLC 3,598 326,771
UnitedHealth Group, Inc. 996 540,320
1,794,709
Household & Personal Products – 1.8%
Kenvue, Inc. 13,598 289,501
Insurance – 7.4%
American International Group, Inc. 2,050 151,003
Aon PLC, Class A 982 364,145
Assurant, Inc. 1,471 316,545
Globe Life, Inc. 700 85,463
MetLife, Inc. 2,337 202,174
RenaissanceRe Holdings Ltd. 338 78,612
1,197,942
Materials – 6.1%
CRH PLC 2,778 275,105
Crown Holdings, Inc. 997 87,597
Freeport-McMoRan, Inc. 3,240 116,154
International Paper Co. 4,432 246,552
Newmont Corp. 6,186 264,266
989,674
Media & Entertainment – 2.5%
Omnicom Group, Inc. 1,840 159,694
The Walt Disney Company 2,143 242,287
401,981
Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
Amgen, Inc. 279 79,632
BionTech SE, ADR
(a)
665 82,307
Bristol-Myers Squibb Co. 4,660 274,707
Danaher Corp. 1,953 435,011
Gilead Sciences, Inc. 2,485 241,542
Illumina, Inc.
(a)
666 88,405
1,201,604
Semiconductors & Semiconductor Equipment – 1.3%
Applied Materials, Inc. 458 82,600
Intel Corp. 2,800 54,404
Micron Technology, Inc. 758 69,160
206,164
Software & Services – 3.6%
Akamai Technologies, Inc.
(a)
1,714 171,229
Dolby Laboratories, Inc., Class A 2,572 215,353
International Business Machines Corp. 744 190,241
576,823
Technology Hardware & Equipment – 4.6%
Cisco Systems, Inc. 9,385 568,731
Dell Technologies, Inc., Class C 865 89,614
TE Connectivity PLC 565 83,603
741,948
Telecommunication Services – 2.6%
AT&T, Inc. 17,673 419,380
Transportation – 2.6%
CSX Corp. 4,629 152,155
Delta Air Lines, Inc. 1,159 77,966
FedEx Corp. 696 184,350
414,471

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Utilities – 2.5%
Constellation Energy Corp. 393 117,892
Dominion Energy, Inc. 5,116 284,399
402,291
Total Common Stocks (cost $15,573,382) 15,969,937
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(b)(c)
(cost $137,627) 137,627 137,627
Total Investments (cost $15,711,009) 100.0% 16,107,564
Liabilities, Less Cash and Receivables 0.0% (1,064)
Net Assets 100.0% 16,106,500
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2025.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Dynamic Value ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31, 2025 in valuing the fund’s investments:

Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon each relevant fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY
Mellon ETF Investment Adviser, LLC, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of each relevant fund or credit each relevant fund with the market value of the unreturned securities and is subrogated to each relevant fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At January 31, 2025, accumulated net unrealized appreciation on investments was $396,555, consisting of gross appreciation of $718,123 and gross depreciation of $321,568.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,969,937 — — 15,969,937
Investment Companies 137,627 — — 137,627
16,107,564 — — 16,107,564
†
See Statement of Investments for additional detailed categorizations, if any.